Independent Accountants’ Agreed-Upon Procedures Report

Nelnet, Inc. (the “Company”)

BMO Capital Markets Corp.

(together, the “Specified Parties”)

Re: Nelnet Student Loan Trust 2023-PL1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NSLT_2023_2_202308_v2.xlsx” provided by the Company on October 5, 2023, containing information on 24,590 student loans (the “Student Loans”) as of August 31, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Nelnet Student Loan Trust 2023-PL1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, and Graduation Date was within 1 day.

•	The term “Nelnet Servicing System” means the Company’s servicing system.

•	The term “Cutoff Date” means August 31, 2023.

•	The term “Sources” means the following information provided by the Company:

•	Loan status and loan type descriptions and mapping provided by the Company, attached hereto as Exhibit B (the “Lookup Code Mapping”)

•

Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Current Principal Balance Screen, Payment History for Loan Status and Interest Rate Screen, Repayment Schedule Screen, Servicing History Screen, Term Adjustment Screen, Transaction History Screen, BLS Main Screen, and Origination Screen within the Nelnet Servicing System

•

Two electronic data files entitled “Parti ID—FICO.xlsx” and “FICO—All.xlsx” provided by the Company on October 3, 2023, containing information on Borrower FICO and Cosigner FICO (the “FICO Lookup Files”)

•

A screenshot of the Company’s SQL system, provided by the Company on October 11, 2023, containing information on Schools Codes for certain Selected Student Loans (defined below) with a “loan_type” field in the Data File of “USBALT,” “USBUSB,” or “BRZNM,” for which the Company informed us that the School Code is not required to be updated in the Nelnet Servicing System if the borrower changed schools (the “School Code System Screenshot”)

We make no representation regarding the validity, enforceability, or authenticity of such Sources.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Provided Information” means the Sources and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.

For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions

State of Residence	“Address” field on BLS Main Screen

Loan Status	“Status” and “Next Pmt Dt” fields on Note Detail 1 Screen, Servicing History Screen, “Status” and “NPD” fields on Payment History for Loan Status and Interest Rate Screen, Lookup Code Mapping, and Instructions

Remaining Term	“Remaining Term” field on Note Detail 1 Screen, “Adj Term” field on Term Adjustment Screen, “Term” and “Proc Dt” fields on Repayment Schedule Screen, and Instructions

2

Attribute	Sources / Instructions

Interest Rate	“Interest Rate” field on Note Detail 2 Screen, “Int Rate” and “Eff Dt” fields on Payment History for Loan Status and Interest Rate Screen, and Instructions

Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Transaction History Screen, and principal payment amounts on Payment History for Current Principal Balance Screen, and Instructions

Loan Type	“Loan Program” field on Note Detail 1 Screen, Lookup Code Mapping, and Instructions

Origination Date	Note Disbursements Screen

Original FICO	FICO Lookup Files, Instructions

Cosigner FICO	FICO Lookup Files, Instructions

Maturity Date	“Maturity date” field on Repayment Schedule Screen, Instructions

Account Identification No.	“Note ID” field on Note Detail 1 Screen

Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen

Repayment Begin Date	“Repay Cnvt Dt” on Note Detail 1 Screen, Instructions

School Code	“School/Name” field on Note Detail 2 Screen, School Code System Screenshot, Instructions

Graduation Date	“Grad Date” field on Note Detail 1 Screen

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 24,590 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California

October 19, 2023

4

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2023P001	51	2023P051	101	2023P101	151	2023P151
2	2023P002	52	2023P052	102	2023P102	152	2023P152
3	2023P003	53	2023P053	103	2023P103	153	2023P153
4	2023P004	54	2023P054	104	2023P104	154	2023P154
5	2023P005	55	2023P055	105	2023P105	155	2023P155
6	2023P006	56	2023P056	106	2023P106	156	2023P156
7	2023P007	57	2023P057	107	2023P107	157	2023P157
8	2023P008	58	2023P058	108	2023P108	158	2023P158
9	2023P009	59	2023P059	109	2023P109	159	2023P159
10	2023P010	60	2023P060	110	2023P110	160	2023P160
11	2023P011	61	2023P061	111	2023P111	161	2023P161
12	2023P012	62	2023P062	112	2023P112	162	2023P162
13	2023P013	63	2023P063	113	2023P113	163	2023P163
14	2023P014	64	2023P064	114	2023P114	164	2023P164
15	2023P015	65	2023P065	115	2023P115	165	2023P165
16	2023P016	66	2023P066	116	2023P116	166	2023P166
17	2023P017	67	2023P067	117	2023P117	167	2023P167
18	2023P018	68	2023P068	118	2023P118	168	2023P168
19	2023P019	69	2023P069	119	2023P119	169	2023P169
20	2023P020	70	2023P070	120	2023P120	170	2023P170
21	2023P021	71	2023P071	121	2023P121	171	2023P171
22	2023P022	72	2023P072	122	2023P122	172	2023P172
23	2023P023	73	2023P073	123	2023P123	173	2023P173
24	2023P024	74	2023P074	124	2023P124	174	2023P174
25	2023P025	75	2023P075	125	2023P125	175	2023P175
26	2023P026	76	2023P076	126	2023P126	176	2023P176
27	2023P027	77	2023P077	127	2023P127	177	2023P177
28	2023P028	78	2023P078	128	2023P128	178	2023P178
29	2023P029	79	2023P079	129	2023P129	179	2023P179
30	2023P030	80	2023P080	130	2023P130	180	2023P180
31	2023P031	81	2023P081	131	2023P131	181	2023P181
32	2023P032	82	2023P082	132	2023P132	182	2023P182
33	2023P033	83	2023P083	133	2023P133	183	2023P183
34	2023P034	84	2023P084	134	2023P134	184	2023P184
35	2023P035	85	2023P085	135	2023P135	185	2023P185
36	2023P036	86	2023P086	136	2023P136	186	2023P186
37	2023P037	87	2023P087	137	2023P137	187	2023P187
38	2023P038	88	2023P088	138	2023P138	188	2023P188
39	2023P039	89	2023P089	139	2023P139	189	2023P189
40	2023P040	90	2023P090	140	2023P140	190	2023P190
41	2023P041	91	2023P091	141	2023P141	191	2023P191
42	2023P042	92	2023P092	142	2023P142	192	2023P192
43	2023P043	93	2023P093	143	2023P143	193	2023P193
44	2023P044	94	2023P094	144	2023P144	194	2023P194
45	2023P045	95	2023P095	145	2023P145	195	2023P195
46	2023P046	96	2023P096	146	2023P146	196	2023P196
47	2023P047	97	2023P097	147	2023P147	197	2023P197
48	2023P048	98	2023P098	148	2023P148	198	2023P198
49	2023P049	99	2023P099	149	2023P149	199	2023P199
50	2023P050	100	2023P100	150	2023P150	200	2023P200

Exhibit A

The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2023P201	242	2023P242	283	2023P283	324	2023P324
202	2023P202	243	2023P243	284	2023P284	325	2023P325
203	2023P203	244	2023P244	285	2023P285	326	2023P326
204	2023P204	245	2023P245	286	2023P286	327	2023P327
205	2023P205	246	2023P246	287	2023P287	328	2023P328
206	2023P206	247	2023P247	288	2023P288	329	2023P329
207	2023P207	248	2023P248	289	2023P289	330	2023P330
208	2023P208	249	2023P249	290	2023P290	331	2023P331
209	2023P209	250	2023P250	291	2023P291	332	2023P332
210	2023P210	251	2023P251	292	2023P292	333	2023P333
211	2023P211	252	2023P252	293	2023P293	334	2023P334
212	2023P212	253	2023P253	294	2023P294	335	2023P335
213	2023P213	254	2023P254	295	2023P295	336	2023P336
214	2023P214	255	2023P255	296	2023P296	337	2023P337
215	2023P215	256	2023P256	297	2023P297	338	2023P338
216	2023P216	257	2023P257	298	2023P298	339	2023P339
217	2023P217	258	2023P258	299	2023P299	340	2023P340
218	2023P218	259	2023P259	300	2023P300	341	2023P341
219	2023P219	260	2023P260	301	2023P301	342	2023P342
220	2023P220	261	2023P261	302	2023P302	343	2023P343
221	2023P221	262	2023P262	303	2023P303	344	2023P344
222	2023P222	263	2023P263	304	2023P304	345	2023P345
223	2023P223	264	2023P264	305	2023P305	346	2023P346
224	2023P224	265	2023P265	306	2023P306	347	2023P347
225	2023P225	266	2023P266	307	2023P307	348	2023P348
226	2023P226	267	2023P267	308	2023P308	349	2023P349
227	2023P227	268	2023P268	309	2023P309	350	2023P350
228	2023P228	269	2023P269	310	2023P310	351	2023P351
229	2023P229	270	2023P270	311	2023P311	352	2023P352
230	2023P230	271	2023P271	312	2023P312	353	2023P353
231	2023P231	272	2023P272	313	2023P313	354	2023P354
232	2023P232	273	2023P273	314	2023P314	355	2023P355
233	2023P233	274	2023P274	315	2023P315	356	2023P356
234	2023P234	275	2023P275	316	2023P316	357	2023P357
235	2023P235	276	2023P276	317	2023P317	358	2023P358
236	2023P236	277	2023P277	318	2023P318	359	2023P359
237	2023P237	278	2023P278	319	2023P319	360	2023P360
238	2023P238	279	2023P279	320	2023P320
239	2023P239	280	2023P280	321	2023P321
240	2023P240	281	2023P281	322	2023P322
241	2023P241	282	2023P282	323	2023P323

Note:	The Company has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B

Lookup Code Mapping

Loan Status

Loan Status per Sources	Loan Status per Data File
School, School Monthly, Deferment Schl	School
Repayment	Repayment
Grace	Grace
Forbearance	Forbearance

Loan Type

Loan Type per Sources	Loan Type per Data File
ACAP2, ACAP1, BRZNM	BRAZOS
UFIGRD	U-Fi Graduate
UFIRL	U-Fi Refinance
UFIUGR	U-Fi Undergraduate
USBALT, USBUS6, USBU34, USBFGH, USBUSB, USBUS5, USBUS9, USB5	US Bank Private Loans

Exhibit C

Instructions

Attribute	Instructions

Loan Status	Compare to the “status” field in the Data File to the “Status” field on the Note Detail 1 Screen based on the Lookup Code Mapping. In the event the “Status” field on the Note Detail 1 Screen did not agree with the “status” field in the Data File, compare to the Loan Status as of the Cutoff Date listed on the Servicing History Screen.

Remaining Term	Compare to the “payremain” field in the Data File to (i) the “Remaining Term” field on the Note Detail 1 Screen, or (ii) the “Term” field on the Repayment Schedule Screen.

Interest Rate	Compare to the “interest_rate” field in the Data File to the “Interest Rate” field on the Note Detail 2 Screen. In the event the “Interest Rate” field on Note Detail 2 Screen did not agree with the “interest_rate” field in the Data File, compare to the “Int Rate” field and corresponding “Eff Dt” field as of the Cutoff Date on the Payment History for Loan Status and Interest Rate Screen.

Current Principal Balance	Compare to the “pbo” field in the Data File to the “CPB” field on Note Detail 2 Screen. In the event the “CPB” field on the Note Detail 2 Screen did not agree with the “pbo” field in the Data File, compare to the ”End CPB” field as of the Cutoff Date listed on the Transaction History Screen. In the event the ”End CPB” field as of the Cutoff Date listed on the Transaction History Screen did not agree with the “pbo” field in the Data File, compare to the sum of the “CPB” field and all principal payment amounts on Payment History for Current Principal Balance Screen for which the “Prcs Dt” is after the Cutoff Date to the “pbo” field in the Data File.

Loan Type	Compare to the “loan_type” field in the Data File to the “Loan Program” field on the Note Detail 1 Screen based on the Lookup Code Mapping.

Original FICO	Compare to the “borrower_Fico” field in the Data File to Borrower FICO score in the FICO Lookup Files.

Cosigner FICO	Compare to the “cosigner_Fico” field in the Data File to Cosigner FICO score in the FICO Lookup Files.

Maturity Date	Compare to the “maturitydate” field in the Data File to the “Maturity Date” field on the Repayment Schedule Screen. In the event the “Maturity Date” field on the Repayment Schedule Screen did not agree with the “maturitydate” field in the Data File, compare to the sum of the “First Pmt Dt” field and “Term” field on the Repayment Schedule Screen.

Attribute	Instructions

Repayment Begin Date	If the Loan Status of the Selected Student Loan is in Grace or School, compare to the “repay_start_dt” field in the Data File to six months after the “Grad Date” field on the Note Detail 2 Screen.

School Code

Compare to the “schoolid” field in the Data File to the first six digits of the “School/Name” field on the Note Detail 2 Screen. In the event the first six digits of the “School/Name” field on the Note Detail 2 Screen did not agree with the “schoolid” field in the Data File and the “loan_type” field in the Data File is “USBALT,” “USBUSB,” and “BRZNM,” compare to the School Code System Screenshot.

We found that the School Codes for Selected Student Loans #155 and #166 listed in the Data File did not agree with the “School/Name” field on the Note Detail 2 Screen. The borrowers changed schools, effective August 21, 2023, but the updated information was not available to the Company until September 11, 2023, and September 18, 2023, respectively. As the updated information was not available until after the Cutoff Date, these variances are not considered exceptions.